Financial risk management objectives and policies - Foreign currency risk (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) VEF / $	Dec. 31, 2017 GBP (£) VEF / $	Dec. 31, 2017 USD ($) VEF / $	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Foreign currency risk
Borrowings, interest rate				5.90%
Cash			$ 784	$ 782	$ 1,250
Percentage of the Group's major transactional currency exposures	100.00%	100.00%	100.00%
Increase in interest expense that would result from increased interest rate, per sensitivity analysis			$ 28
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component					136
Impact on profit: (loss)/gain ($m) due to increase in risk component					(91)
Impact on equity: gain/(loss) ($m) due to increase in risk component					$ 227
Cross currency swaps | Instruments in a fair value hedge relationship
Foreign currency risk
Financial liabilities designated | £		£ 300
0.875% Non-callable bond
Foreign currency risk
Financial liabilities de-designated | €	€ 300
Borrowings, interest rate	0.875%	0.875%	0.875%	0.875%	0.875%
0.875% Non-callable bond | Cross currency swaps
Foreign currency risk
Borrowings | €	€ 750
US
Foreign currency risk
Assumed stregthening of US currency	10.00%	10.00%	10.00%
Assumed weakening of US currency	10.00%	10.00%	10.00%
Assumed percentage increase	10.00%	10.00%	10.00%
Assumed percentage decrease	(10.00%)	(10.00%)	(10.00%)
All currencies except US
Foreign currency risk
Percentage of entity's revenue	70.00%
Pound sterling
Foreign currency risk
Percentage of interest-bearing loans and borrowings	2.80%	2.80%	2.80%
Euro
Foreign currency risk
Percentage of interest-bearing loans and borrowings	20.60%	20.60%	20.60%
Interest rates
Foreign currency risk
Changes in rates	1.00%	1.00%	1.00%
Assumed percentage increase	1.00%	1.00%	1.00%		1.00%
Assumed percentage decrease					1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component			$ 1,329	$ 1,249	$ 997
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component			$ (1,293)	(1,390)	$ (1,150)
Exchange rates
Foreign currency risk
Changes in rates	10.00%	10.00%	10.00%
Assumed percentage increase					10.00%
Assumed percentage decrease					10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component			$ 198	180
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component			(198)	(180)	$ (136)
Impact on profit: (loss)/gain ($m) due to increase in risk component			(123)	(24)
Impact on profit: (loss)/gain ($m) due to decrease in risk component			123	24	91
Impact on equity: gain/(loss) ($m) due to increase in risk component			321	204
Impact on equity: gain/(loss) ($m) due to decrease in risk component			$ (321)	$ (204)	$ (227)
Exchange rates | VEF | DIPRO Rate
Foreign currency risk
Exchange rate | VEF / $	10	10	10
Exchange rates | VEF | DICOM Rate
Foreign currency risk
Exchange rate | VEF / $	3,300.00	3,300.00	3,300.00